Shareholders' Capital	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' Capital
SHAREHOLDERS' CAPITAL
Crescent Point has an unlimited number of common shares authorized for issuance.

	2018		2017
	Number of shares	Amount ($ millions)	Number of shares	Amount ($ millions)
Common shares, beginning of year	545,794,384	16,745.7	541,742,592	16,656.1
Issued on redemption of restricted shares (1)	4,357,177	57.3	4,051,792	89.6
Common shares, end of year	550,151,561	16,803.0	545,794,384	16,745.7
Cumulative share issue costs, net of tax	—	(256.1)	—	(256.1)
Total shareholders’ capital, end of year	550,151,561	16,546.9	545,794,384	16,489.6

(1)	The amount of shares issued on redemption of restricted shares is net of employee withholding taxes.
Normal Course Issuer Bid ("NCIB")
On January 23, 2019, the Company announced the approval by the Toronto Stock Exchange of its notice to implement a NCIB. The NCIB allows the Company to purchase, for cancellation, up to 38,424,678 common shares, or seven percent of the Company's public float, as at January 14, 2019. The NCIB commenced on January 25, 2019 and is due to expire on January 24, 2020.
As of the date of this report, the Company has purchased, for cancellation, 1,284,400 common shares for total consideration of $5.0 million.